CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	171,330,585	171,128,266
Common stock, shares outstanding (in shares)	171,330,585	171,128,266